Employee Benefit Plans (Restricted Shares Activity And Related Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock or Unit Expense	$ 1.4	$ 1.2	$ 1.0
Unrecognized stock-based compensation expense	$ 0.4
Weighted average period in which the above amount is expected to be recognized	2 years 5 months
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Awards, beginning balance	172,921	163,431	142,469
Restricted Awards, Granted	30,601	26,840	27,162
Restricted Awards, Forfeited/Vested	(22,900)	(17,350)	(6,200)
Restricted Awards, ending balance	180,622	172,921	163,431
Average Market Price at Grant, Granted	$ 46.39	$ 46.45	$ 39.72
Unrecognized stock-based compensation expense	$ 2.9
Weighted average period in which the above amount is expected to be recognized	3 years 1 month